UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2011

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

361 ABSOLUTE ALPHA FUND
(Class A: AAFAX)
(Class I: AAFIX)

ANNUAL REPORT
October 31, 2011

361 Absolute Alpha Fund
a series of the Investment Managers Series Trust

Table of Contents

Commentary	1
Schedule of Investments	4
Statement of Assets and Liabilities	15
Statement of Operations	16
Statement of Changes in Net Assets	17
Statement of Cash Flows	18
Financial Highlights	19
Notes to Financial Statements	21
Report of Independent Registered Public Accounting Firm	29
Fund Expenses	30
Supplemental Information	31

This report and the financial statements contained herein are provided for the general information of the shareholders of the 361 Absolute Alpha Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Commentary - 361 Absolute Alpha Fund

For the ten months ending October 31, 2011 the 361 Absolute Alpha Class I shares lost 2.40%. By comparison, the HFRX Global Hedge Fund index declined by 7.68%, while the S&P 500 index gained 1.28%. During the first 5 months of the year, we made adjustments to the manager lineup, primarily adding new managers and strategies. As a result, the current manager lineup was finalized towards the end of May. The bulk of the Fund’s underperformance relative to the S&P 500 occurred during this period. From May through October, the Fund is down 1.11%, while the HFRX Global Hedge Fund index declined by 7.19% and the S&P 500 declined by 6.05%. While we are not happy about the slight loss, we are very encouraged by the 500 to 600 basis point outperformance relative to our benchmarks. For the latest quarter, the Fund’s outperformance was due primarily to the fact that we carried significantly less volatility than our benchmarks. In addition, our tactical models were additive during the quarter. Finally, in spite of a negative market environment, 4 of our 9 external managers added positive results net of their hedge.

As noted above, we spent the first few months of the year making adjustments to the manager lineup. Upon launch, we implemented the long portfolio with a number of mutual funds which were viewed as temporary solutions until we were able to negotiate acceptable terms with various separate account managers. Four managers went through the proxy process for addition as sub-advisors and were approved in the third quarter. We were able to implement these strategies early using model portfolios. Morgan Dempsey and Elessar model portfolios were implemented in late February. We added the NewSouth model at the end of March and the SouthernSun model in mid-April. Elessar, NewSouth and SouthernSun model portfolios were transferred to each manager when they were approved through the proxy process.  We will seek to transfer Morgan Dempsey to the manager at a later date.  Finally, we added an international growth manager, WCM, through a model portfolio in mid-April and an international value manager, RCB, also through a model portfolio at the end of May. These additions brought the total number of external managers to nine. We are quite comfortable with the current lineup and do not anticipate any changes in the near future.

The latest quarter ending October 31, 2011 witnessed massive volatility in risk assets. August and September were very difficult months while October witnessed outsized gains. During this period, the S&P 500 had a peak to trough drawdown of approximately 15% while hedge funds had a drawdown of approximately 7%. Conversely, the Fund experienced a maximum drawdown of approximately 3% over the same period and is close to making up the decline. The strategy we employ is designed with the intent to give investors a more stable ride and we believe the Fund more than exemplified this feature during the quarter. We believe equity markets will continue to be very volatile going forward giving our market neutral strategy an opportunity to provide a good diversification tool for our shareholders.

Past performance is not indicative of future results.  The Fund may experience overlapping security transactions, which may lead to higher transaction expenses compared to a Fund using a single investment management style. Investing in ETFs may involve duplication of advisory fees and certain other expenses. In addition, exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Further, the value of the equity securities held by the Fund may fall due to general market and economic conditions. The Fund’s performance may also be influenced by political, social and economic factors affecting investments in foreign markets, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Emerging markets tend to be more volatile than the markets of more mature economies. The securities of small cap companies may be subject to more abrupt or erratic market movements; trading may be more erratic or have lower volume than securities of larger companies. Fixed income securities are subject to the risk that securities could lose value because of interest rate, inflation and credit changes. Derivatives can be highly volatile, illiquid and difficult to value, and change in the value of a derivative held by the Fund may not correlate with the underlying instrument or the Fund’s other investments. The Fund may make short sales, which may expose the Fund to the risk that it will be required to “cover” the short position at a time when the underlying instrument has appreciated value, thus resulting in a loss to the Fund. The use of leverage may further magnify the Fund’s gains or losses.

361 Absolute Alpha Fund
FUND PERFORMANCE AND SUMMARY at October 31, 2011

This graph compares a hypothetical $1,000,000 investment in the Fund's Institutional Class shares, made at its inception with a similar investment in the HFRX Global Hedge Index. Results include the reinvestment of all dividends and capital gains.

The HFRX Global Hedge Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, even driven, macro, merger arbitrage, and  relative value arbitrage.  The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

This index does not reflect expenses, fees or sales charge, which would lower performance.

This index is unmanaged and it is not possible to invest in an index.

Total Returns as of October 31, 2011
Share Class	3 Months	6 Months	Since Inception*
At NAV
Class A	-1.68%	-1.48%	-0.30%
Class I	-1.61%	-1.31%	-2.40%
With Maximum Sales Load
Class A	-7.34%	-7.17%	-6.03%
Class I	-1.61%	-1.31%	-2.40%
HFRX Global Hedge Index	-5.59%	-8.48%	-7.68%
* Inception date 12/31/10.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.

Gross and net expense ratios for Class A shares are 3.13% and 3.08%, respectively.  Gross and net expense ratios for the Class I shares are 2.88% and 2.83%, respectively, which are the amounts stated in the current prospectus as of the date of this report. The contractual fee waivers are in effect until December 31, 2011.

The total returns of individual share classes will differ due to varying expenses between the classes.  Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares is not reflected in the total returns.

The Fund's total returns reflect payment of the maximum sales charge of 5.75%.  Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares is not reflected in the total returns.

Shares redeemed within 90 days of purchase will be charged 2.00% redemption fee.

The Fund's Advisor has waived fees or expenses; absent such waivers, the Fund's returns would have been lower.

361° Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011

Number of Shares		Value
	COMMON STOCKS – 82.3%
	CONSUMER STAPLES – 8.0%
1,114	Bunge Ltd.	$68,812
1,450	Cal-Maine Foods, Inc.1	48,314
2,450	Cia de Bebidas das Americas - ADR1	82,614
2,150	Coca-Cola Enterprises, Inc.1	57,663
800	Coca-Cola Femsa S.A.B. de C.V. - ADR1	71,640
6,170	Darling International, Inc.*1	86,503
900	Diageo PLC - ADR1	74,592
3,550	Flowers Foods, Inc.1	71,675
4,250	Heineken N.V. - ADR1	102,892
1,199	Herbalife Ltd.1	74,770
1,000	Imperial Tobacco Group PLC - ADR1	73,000
3,575	Inter Parfums, Inc.1	65,923
3,300	J&J Snack Foods Corp.1	170,181
6,450	L'Oreal S.A. - ADR1	140,932
725	Lancaster Colony Corp.1	48,227
4,100	Nestle S.A. - ADR1	236,816
10,950	Reckitt Benckiser Group PLC - ADR1	113,004
1,950	Ruddick Corp.1	85,235
4,120	Safeway, Inc.1	79,804
700	Sanderson Farms, Inc.1	34,650
6,200	Smithfield Foods, Inc.*1	141,732
5,150	Tesco PLC - ADR1	100,683
400	Tootsie Roll Industries, Inc.1	9,908
5,250	Wal-Mart de Mexico S.A.B. de C.V. - ADR1	134,925
1,000	WD-40 Co.1	44,020
1,350	Weis Markets, Inc.1	53,393
945	Whole Foods Market, Inc.1	68,153
		2,340,061

	CONSUMER DISCRETIONARY – 13.1%
3,565	American Greetings Corp. - Cl. A1	57,076
2,400	ANN, Inc.*1	63,936
6,750	Arcos Dorados Holdings, Inc. - Cl. A1	157,950
1,950	Autoliv, Inc.1	112,651
455	AutoZone, Inc.*1	147,233
1,399	Big Lots, Inc.*1	52,728
1,625	Buckle, Inc.1	72,410
750	Cabela's, Inc.*1	18,690
7,325	Callaway Golf Co.1	42,558
14,150	Cie Financiere Richemont S.A. - ADR1	78,957
6,150	Cie Generale des Etablissements Michelin - ADR1	88,867
3,891	Cinemark Holdings, Inc.1	80,427
2,380	Columbia Sportswear Co1	127,901
16,000	Esprit Holdings Ltd. - ADR1	45,120

361° Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
2,975	Foot Locker, Inc.1	$65,034
10,650	Gannett Co., Inc.1	124,498
4,550	HSN, Inc.1	162,298
3,038	Iconix Brand Group, Inc.*1	54,532
2,175	International Speedway Corp. - Cl. A1	51,896
2,875	J.C. Penney Co., Inc.1	92,230
1,525	Jack in the Box, Inc.*1	31,385
3,000	Johnson Outdoors, Inc. - Cl. A*1	55,770
4,850	JOS A Bank Clothiers, Inc.*1	259,184
2,900	Koss Corp.1	14,790
2,300	Lacrosse Footwear, Inc.1	29,440
5,300	Lakeland Industries, Inc.*1	39,856
17,193	Leapfrog Enterprises, Inc.*1	64,130
49,000	Li & Fung Ltd. - ADR1	186,690
2,200	LVMH Moet Hennessy Louis Vuitton S.A. - ADR1	72,600
2,561	Macy's, Inc.1	78,187
2,500	Marcus Corp.1	29,800
710	McDonald's Corp.1	65,924
975	Mohawk Industries, Inc.*1	51,334
3,050	Monarch Casino & Resort, Inc.*1	31,385
4,940	Newell Rubbermaid, Inc.1	73,112
1,925	Polaris Industries, Inc.1	121,929
790	Ross Stores, Inc.1	69,307
2,670	Scripps Networks Interactive, Inc. - Cl. A1	113,422
8,990	Service Corp. International1	89,900
1,725	Steiner Leisure Ltd.*1	83,111
4,100	Sturm Ruger & Co., Inc.1	124,312
3,650	Thor Industries, Inc.1	96,506
1,800	Toyota Motor Corp. - ADR1	120,078
1,175	Tractor Supply Co.1	83,354
1,318	TRW Automotive Holdings Corp.*1	55,488
450	Value Line, Inc.1	5,675
2,200	Wyndham Worldwide Corp.1	74,074
		3,817,735

	ENERGY – 6.6%
3,880	Basic Energy Services, Inc.*1	71,159
1,650	Bill Barrett Corp.*1	68,640
704	Chevron Corp.1	73,955
1,300	Core Laboratories N.V.1	140,738
700	Dawson Geophysical Co.*1	20,230
1,650	Dresser-Rand Group, Inc.*1	79,860
900	Dril-Quip, Inc.*1	58,590
1,350	Ensco PLC - ADR1	67,041

361° Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
2,900	Gulf Island Fabrication, Inc.1	$80,765
1,000	Gulfmark Offshore, Inc. - Cl. A*1	41,590
5,373	Key Energy Services, Inc.*1	69,473
550	Lufkin Industries, Inc.1	32,500
901	National Oilwell Varco, Inc.1	64,268
3,160	Newfield Exploration Co.*1	127,222
3,650	Noble Corp.*1	131,181
925	Oil States International, Inc.*1	64,389
6,625	Petroquest Energy, Inc.*1	48,296
2,380	Plains Exploration & Production Co.*1	74,970
875	SM Energy Co.1	72,546
1,300	Tidewater, Inc.1	63,999
1,350	Total S.A. - ADR1	70,605
3,100	Unit Corp.*1	152,086
2,899	Valero Energy Corp.	71,315
11,825	Weatherford International Ltd.*1	183,288
		1,928,706

	FINANCIALS – 13.1%
2,200	ACE Ltd.1	158,730
2,090	Affiliated Managers Group, Inc.*1	193,555
2,600	Aflac, Inc.1	117,234
3,796	Alterra Capital Holdings Ltd.1	82,297
7,035	American Equity Investment Life Holding Co.1	76,259
3,007	Argo Group International Holdings Ltd.1	90,781
1,300	Arthur J. Gallagher & Co.1	40,170
500	Bar Harbor Bankshares1	14,255
7,950	Barclays PLC - ADR1	99,454
2,950	Brookfield Asset Management, Inc. - Cl. A1	85,550
1,382	Capital One Financial Corp.1	63,102
7,971	Cardinal Financial Corp.1	85,609
2,408	Community Trust Bancorp, Inc.1	68,219
1,882	Corporate Office Properties Trust - REIT1	45,639
1,000	Cullen/Frost Bankers, Inc.1	49,040
2,000	DBS Group Holdings Ltd. - ADR1	77,460
1,400	Delphi Financial Group, Inc. - Cl. A1	37,072
1,250	Deutsche Bank A.G.1	51,762
2,707	Discover Financial Services1	63,777
500	Erie Indemnity Co. - Cl. A1	39,475
3,708	First Financial Bancorp1	60,811
1,000	First of Long Island Corp.1	25,550
3,691	FirstMerit Corp.1	51,711
3,680	HCC Insurance Holdings, Inc.1	97,925
875	Home Properties, Inc. - REIT1	51,537

361° Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
1,385	Howard Hughes Corp.*1	$66,452
1,950	HSBC Holdings PLC - ADR1	85,137
1,619	Iberiabank Corp.1	83,735
1,895	Infinity Property & Casualty Corp.1	109,834
750	Jones Lang LaSalle, Inc.1	48,465
650	KBW, Inc.1	9,204
850	Knight Capital Group, Inc. - Cl. A*1	10,617
2,450	Lazard Ltd. - Cl. A1	66,983
1,361	LTC Properties, Inc. - REIT1	38,598
1,775	Mack-Cali Realty Corp. - REIT1	49,807
1,975	MB Financial, Inc.1	32,726
9,863	Meadowbrook Insurance Group, Inc.1	102,181
1,150	Orrstown Financial Services, Inc.1	10,534
3,950	Provident Financial PLC1	70,435
1,210	Prudential Financial, Inc.1	65,582
6,667	Ramco-Gershenson Properties Trust - REIT1	64,337
725	RLI Corp.1	50,997
3,200	Selective Insurance Group, Inc.1	51,296
1,910	StanCorp Financial Group, Inc.1	64,825
1,950	Swiss Re A.G. - ADR*1	106,762
1,900	Texas Capital Bancshares, Inc.*1	53,200
3,649	Tower Group, Inc.1	86,591
2,620	U.S. Bancorp1	67,046
1,325	UMB Financial Corp.1	48,853
2,575	United Bankshares, Inc.1	61,130
3,116	Unum Group1	74,285
1,935	Validus Holdings Ltd.1	52,942
3,675	Walter Investment Management Corp.1	93,198
4,950	Westfield Group - ADR1	81,130
4,880	Willis Group Holdings PLC1	177,193
		3,811,049

	HEALTH CARE – 6.9%
1,968	Aetna, Inc.1	78,248
150	Atrion Corp.1	33,750
200	Bio-Rad Laboratories, Inc. - Cl. A*1	19,910
1,687	Cardinal Health, Inc.1	74,683
2,645	Centene Corp.*1	92,972
2,450	Covidien PLC1	115,248
2,075	Genomic Health, Inc.*1	44,405
700	ICU Medical, Inc.*1	27,517
1,777	Magellan Health Services, Inc.*1	91,462
3,350	Merit Medical Systems, Inc.*1	44,957
620	Mettler-Toledo International, Inc.*1	95,232

361° Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
3,000	Novartis A.G. - ADR1	$169,410
1,200	Novo Nordisk A/S - ADR1	127,560
1,893	Par Pharmaceutical Cos., Inc.*1	57,926
3,648	Pfizer, Inc.	70,260
2,775	PSS World Medical, Inc.*1	61,744
1,620	Shire PLC - ADR1	152,766
2,800	Span-America Medical Systems, Inc.1	39,704
967	Teleflex, Inc.1	57,885
4,900	Teva Pharmaceutical Industries Ltd. - ADR1	200,165
2,430	Thermo Fisher Scientific, Inc.*1	122,156
3,800	Utah Medical Products, Inc.1	100,301
3,400	VCA Antech, Inc.*1	69,088
1,975	West Pharmaceutical Services, Inc.1	76,768
		2,024,117

	INDUSTRIALS – 17.3%
5,400	ABB Ltd. - ADR*1	101,574
2,525	Actuant Corp. - Cl. A1	56,812
3,425	AGCO Corp.*1	150,118
2,900	Apogee Enterprises, Inc.1	31,668
1,050	Astec Industries, Inc.*1	34,913
1,199	Atlas Air Worldwide Holdings, Inc.*1	46,185
600	Badger Meter, Inc.1	19,644
2,275	Barnes Group, Inc.1	52,939
1,500	Canadian National Railway Co.1	117,630
1,675	Carlisle Cos., Inc.1	69,881
4,015	Chicago Bridge & Iron Co. N.V.1	146,869
1,425	CLARCOR, Inc.1	69,084
850	Columbus McKinnon Corp.*1	12,742
4,610	Corrections Corp. of America*1	102,480
2,400	CPI Aerostructures, Inc.*1	26,040
1,050	Cubic Corp.1	49,476
4,942	Dolan Co.*1	43,243
4,627	Ducommun, Inc.1	66,027
1,050	Espey Manufacturing & Electronics Corp.1	25,410
8,700	Experian PLC - ADR1	112,665
3,050	FANUC Corp. - ADR1	82,960
2,480	Flowserve Corp.1	229,871
1,895	Gardner Denver, Inc.1	146,540
5,450	Gorman-Rupp Co.1	146,441
1,650	Graham Corp.1	38,016
6,800	Granite Construction, Inc.1	153,000
1,550	Hardinge, Inc.1	13,516
750	Hubbell, Inc. - Cl. B1	44,843

361° Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
5,160	IDEX Corp.1	$182,922
3,575	Insteel Industries, Inc.1	36,858
1,900	ITT Corp.1	86,640
2,775	John Bean Technologies Corp.1	44,789
910	Joy Global, Inc.1	79,352
2,024	KBR, Inc.1	56,490
1,150	Key Technology, Inc.*1	12,972
550	Kirby Corp.*1	33,847
2,800	Koninklijke Philips Electronics N.V.1	58,380
10,431	Kratos Defense & Security Solutions, Inc.*1	66,028
3,150	LB Foster Co. - Cl. A1	80,325
500	Lincoln Electric Holdings, Inc.1	18,200
1,200	LS Starrett Co. - Cl. A1	14,520
2,150	LSI Industries, Inc.1	14,470
1,100	Marten Transport Ltd.1	19,481
4,259	MasTec, Inc.*1	92,080
3,650	Mfri, Inc.*1	26,025
1,400	Mine Safety Appliances Co.1	46,970
2,245	MSC Industrial Direct Co. - Cl. A1	152,682
1,350	National Presto Industries, Inc.1	128,925
2,455	Nordson Corp.1	113,838
3,796	Orbital Sciences Corp.*1	58,686
3,375	Pentair, Inc.1	121,331
1,250	Powell Industries, Inc.*1	42,013
3,570	Republic Services, Inc.1	101,602
1,467	Ryder System, Inc.1	74,729
7,150	SGS S.A. - ADR1	121,264
2,350	SIFCO Industries, Inc.1	45,097
5,373	Sterling Construction Co., Inc.*1	66,894
2,200	Sun Hydraulics Corp.1	63,272
1,100	Tennant Co.1	42,559
3,720	Timken Co.1	156,686
5,240	Titan International, Inc.1	117,900
5,305	Trinity Industries, Inc.1	144,667
5,573	URS Corp.*1	198,956
414	W.W. Grainger, Inc.1	70,922
3,000	Werner Enterprises, Inc.1	71,100
		5,054,059

	INFORMATION TECHNOLOGY – 8.8%
12,629	Actuate Corp.*1	82,088
6,280	Acxiom Corp.*1	82,833
1,000	Anixter International, Inc.*1	58,690
179	Apple, Inc.*1	72,456

361° Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
2,500	ARM Holdings PLC - ADR1	$70,225
950	Baidu, Inc. - ADR*1	133,171
6,170	Broadridge Financial Solutions, Inc.1	137,282
750	Cabot Microelectronics Corp.*1	28,890
825	CACI International, Inc. - Cl. A*1	45,284
4,585	CTS Corp.1	42,549
4,150	Daktronics, Inc.1	41,915
1,480	Fiserv, Inc.*1	87,128
116	Google, Inc. - Cl. A*	68,746
1,750	Infosys Ltd. - ADR1	102,532
3,124	Intel Corp.1	76,663
1,439	Intuit, Inc.1	77,231
3,320	Jabil Circuit, Inc.1	68,259
1,375	Littelfuse, Inc.1	67,320
13,291	LTX-Credence Corp.*1	84,132
2,475	Mantech International Corp. - Cl. A1	86,947
199	Mastercard, Inc. - Cl. A1	69,101
5,000	Micrel, Inc.1	55,100
2,900	Microsemi Corp.*1	53,534
1,450	MKS Instruments, Inc.1	38,628
1,325	MTS Systems Corp.1	48,588
2,125	National Instruments Corp.1	56,759
1,441	NICE Systems Ltd. - ADR*1	51,530
2,825	Parametric Technology Corp.*1	58,845
1,975	Park Electrochemical Corp.1	55,893
1,914	Synaptics, Inc.*1	64,674
850	Syntel, Inc.1	41,565
10,850	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR1	136,927
15,279	TeleCommunication Systems, Inc. - Cl. A*1	50,421
10,200	Telefonaktiebolaget LM Ericsson - ADR1	106,182
4,627	ValueClick, Inc.*1	81,435
4,355	Western Union Co.1	76,082
		2,559,605

	MATERIALS – 5.9%
4,300	Anglo American PLC - ADR	78,905
3,300	Aptargroup, Inc.1	158,301
900	Balchem Corp.1	33,183
8,968	Buckeye Technologies, Inc.1	271,192
1,200	Carpenter Technology Corp.1	68,064
1,200	Eagle Materials, Inc.1	24,696
1,439	EI du Pont de Nemours & Co.1	69,173
882	FMC Corp.1	69,581
1,050	Hawkins, Inc.1	40,194

361° Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
1,556	Innospec, Inc.*1	$46,991
1,800	Intrepid Potash, Inc.*1	50,094
2,400	KMG Chemicals, Inc.1	34,896
1,200	Materion Corp.*1	31,728
4,525	MeadWestvaco Corp.1	126,293
850	Novozymes A/S - ADR1	126,225
2,900	Potash Corp. of Saskatchewan, Inc.1	137,257
1,241	Rock-Tenn Co. - Cl. A1	73,455
1,750	Sensient Technologies Corp.1	64,680
250	Stepan Co.1	19,322
3,850	Synalloy Corp.1	38,500
1,520	Walter Energy, Inc.1	114,988
2,550	Worthington Industries, Inc.1	44,064
1,000	Zep, Inc.1	15,240
		1,737,022

	TELECOMMUNICATION SERVICES – 0.9%
1,850	Chunghwa Telecom Co., Ltd. - ADR1	62,215
2,550	NII Holdings, Inc.*1	60,002
2,350	Tim Participacoes S.A. - ADR1	61,194
1,941	Verizon Communications, Inc.1	71,778
		255,189

	UTILITIES – 1.7%
8,500	AES Corp.*1	95,370
3,297	Duke Energy Corp.1	67,325
1,852	Great Plains Energy, Inc.1	38,410
1,800	IDACORP, Inc.1	72,684
2,855	OGE Energy Corp.1	147,718
2,675	Westar Energy, Inc.1	72,920
		494,427
	TOTAL COMMON STOCKS (Cost $24,644,440)	24,021,970

	EXCHANGE TRADED PORTFOLIOS – 9.3%
9,600	Guggenheim China All-Cap ETF1	224,500
5,200	Guggenheim China Small Cap ETF1	110,708
749	iShares Barclays 1-3 Year Credit Bond Fund - ETF1	78,428
1,643	iShares Barclays 1-3 Year Treasury Bond Fund - ETF1	138,916
668	iShares Barclays MBS Bond Fund - ETF1	72,111
2,100	iShares MSCI Australia Index Fund - ETF1	49,854
25,108	iShares MSCI Hong Kong Index Fund - ETF1	406,498
3,600	iShares MSCI Japan Index Fund - ETF	33,804
3,357	iShares MSCI Philippines Investable Market Index Fund - ETF1	80,266

361° Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011

Number of Shares		Value
	EXCHANGE TRADED PORTFOLIOS (Continued)
3,300	iShares MSCI Singapore Index Fund - ETF1	$40,425
8,523	iShares MSCI South Korea Index Fund - ETF1	472,174
1,714	iShares MSCI Taiwan Index Fund - ETF1	22,162
400	iShares MSCI Thailand Index Fund - ETF1	23,560
3,529	Market Vectors Indonesia Index ETF1	104,317
1,484	PIMCO 1-5 Year U.S. TIPS Index Fund - ETF1	79,795
1,195	PIMCO Enhanced Short Maturity Strategy Fund - ETF1	119,894
6,900	Rydex S&P 500 Pure Growth ETF1	308,844
11,250	Rydex S&P 500 Pure Value ETF1	321,187
1,400	WisdomTree India Earnings Fund - ETF1	27,986
	TOTAL EXCHANGE TRADED PORTFOLIOS (Cost $2,647,502)	2,715,429

	OTHER POOLED INVESTMENT VEHICLES – 0.8%
2,107	MW GaveKal Asian Opportunities UCITS Fund - Cl. A*2	229,871
	TOTAL OTHER POOLED INVESTMENT VEHICLES (Cost $250,029)	229,871

	SHORT-TERM INVESTMENTS – 4.3%
1,247,674	Fidelity Institutional Money Market Fund, 0.15%3	1,247,674
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,247,674)	1,247,674

	TOTAL INVESTMENTS – 96.7% (Cost $28,789,645)	28,214,944
	Other Assets in Excess of Liabilities – 3.3%	969,191
	TOTAL NET ASSETS – 100.0%	$29,184,135

	SECURITIES SOLD SHORT – (87.3)%
	EXCHANGE TRADED PORTFOLIOS – (87.3)%
(109,900)	iShares MSCI EAFE Index Fund - ETF	(5,755,463)
(26,970)	iShares MSCI Emerging Markets Index Fund - ETF	(1,100,376)
(19,950)	iShares Russell 2000 Index Fund - ETF	(1,475,701)
(93,250)	iShares Russell 2000 Value Index Fund - ETF	(6,087,360)
(1,200)	iShares Russell Midcap Index Fund - ETF	(119,496)
(23,530)	SPDR S&P 500 ETF Trust - ETF	(2,951,839)
(47,000)	SPDR S&P MidCap 400 ETF Trust - ETF	(7,585,800)
(9,500)	Vanguard MSCI Emerging Markets ETF	(394,155)
	TOTAL EXCHANGE TRADED PORTFOLIOS (Proceeds $26,741,912)	$(25,470,190)
	TOTAL SECURITIES SOLD SHORT (Proceeds $26,741,912)	$(25,470,190)

361° Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011

ADR – American Depository Receipt
ETF – Exchange Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trusts
UCITS – Undertakings for Collective Investment in Transferrable Securities

* Non-income producing security.
1 All or a portion of this security is segregated as collateral for securities sold short. The aggregate value of segregated securities is $24,536,338.
2 Fair valued under direction of the Board of Trustees. The aggregate value of such investments is 0.8% of net assets.
3 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361° Absolute Alpha Fund
SUMMARY OF INVESTMENTS
As of October 31, 2011

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	17.3%
Consumer Discretionary	13.1%
Financials	13.1%
Information Technology	8.8%
Consumer Staples	8.0%
Health Care	6.9%
Energy	6.6%
Materials	5.9%
Utilities	1.7%
Telecommunication Services	0.9%
Total Common Stocks	82.3%
Exchange Traded Portfolios	9.3%
Other Pooled Investment Vehicles	0.8%
Short-Term Investments	4.3%
Total Investments	96.7%
Other Assets in Excess of Liabilities	3.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361° Absolute Alpha Fund
STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2011

Assets:
Investments in securities, at value (cost $28,789,645)	$28,214,944
Cash	12,371
Cash deposited with broker for securities sold short and futures	25,453,471
Receivables:
Investment securities sold	1,090,290
Fund shares sold	901,476
Dividends and interest	11,636
From Custodian	203,453
From Advisor	1,960
Prepaid expenses	17,016
Total assets	55,906,617

Liabilities:
Securities sold short, at value (proceeds $26,741,912)	25,470,190
Payables:
Investment securities purchased	1,163,474
Fund shares redeemed	29,771
Dividend expense on securities sold short	20,264
Interest on securities sold short	7,815
Administration fees	4,169
Shareholder Servicing Plan (Note 8)	3,690
Chief Compliance Officer fees	2,220
Distribution Plan - Class A (Note 7)	2,082
Fund accounting fees	1,609
Transfer agent fees	681
Custody fees	619
Trustees fees	549
Accrued other expenses	15,349
Total liabilities	26,722,482

Net Assets	$29,184,135

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$29,161,740
Accumulated net investment income	560
Accumulated net realized loss on investments, futures, options and securities sold short	(675,070)
Net unrealized appreciation (depreciation) on:
Investments	(574,701)
Futures	(116)
Securities sold short	1,271,722
Net Assets	$29,184,135

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$3,978,792
Shares of beneficial interest issued and outstanding	399,157
Redemption price	9.97
Maximum sales charge (5.75%* of offering price)	0.61
Maximum offering price to public	$10.58

Class I Shares:
Net assets applicable to shares outstanding	$25,205,343
Shares of beneficial interest issued and outstanding	2,583,189
Redemption price	$9.76

See accompanying Notes to Financial Statements.

361° Absolute Alpha Fund
STATEMENT OF OPERATIONS
For the Period December 31, 2010* to October 31, 2011

Investment Income:
Dividends (net of foreign withholding taxes of $3,126)	$184,838
Interest	2,966
Total investment income	187,804

Expenses:
Advisory fees	289,175
Shareholder Servicing Plan (Note 8)	6,650
Distribution fees - Class A (Note 7)	2,278
Transfer agent fees	40,584
Fund accounting fees	37,751
Administration fees	33,315
Registration fees	29,150
Custody fees	28,993
Offering costs	27,068
Legal fees	26,329
Audit fees	15,048
Miscellaneous	2,489
Shareholder reporting fees	8,511
Chief compliance officer fees	7,497
Trustees' fees and expenses	3,998

Total expenses	558,836
Advisory fees waived	(149,869)
Interest expense	60,586
Dividends on securities sold short	200,574
Net expenses	670,127
Net investment loss	(482,323)

Realized and Unrealized Gain (Loss) on Investments, Futures, Purchased Options,
Securities Sold Short and Written Options:
Net realized gain (loss) on:
Investments	(570,238)
Futures	51,439
Purchased options	27,226
Securities sold short	(131,117)
Written options	(36,887)
Net realized loss	(659,577)
Net change in unrealized appreciation/depreciation on:
Investments	(574,701)
Futures	(116)
Securities sold short	1,271,722
Net change in unrealized appreciation/depreciation	696,905
Net realized and unrealized gain on investments, futures,
purchased options, securities sold short and written options	37,328

Net Decrease in Net Assets from Operations	$(444,995)

*Commencement of Operations

See accompanying Notes to Financial Statements.

361° Absolute Alpha Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Period
	December 31, 2010*
	to October 31, 2011
Increase in Net Assets from:
Operations:
Net investment loss	$(482,323)
Net realized loss on investments, futures, purchased options,
securities sold short and written options	(659,577)
Net change in unrealized appreciation/depreciation on investments,
futures and securities sold short	696,905
Net decrease in net assets resulting from operations	(444,995)

Capital Transactions:
Net proceeds from shares sold:
Class A	4,014,732
Class I	25,926,229
Cost of shares repurchased:
Class A	(42,925)	1
Class I	(268,906)	2
Net increase in net assets from capital transactions	29,629,130

Total increase in net assets	29,184,135

Net Assets:
Beginning of period	-
End of period	$29,184,135

Accumulated net investment income	$560

Capital Share Transactions:
Shares sold:
Class A	403,528
Class I	2,610,736
Shares repurchased:
Class A	(4,371)
Class I	(27,547)
Net increase in capital share transactions	2,982,346

*	Commencement of operations.
1	Net of redemption fee proceeds of $557.
2	Net of redemption fee proceeds of $1.

See accompanying Notes to Financial Statements.

361° Absolute Alpha Fund
STATEMENT OF CASH FLOWS
For the Period December 31, 2010* thru October 31, 2011

Increase/(Decrease) in Cash
Cash flows provided by/ (used for) operating activities:
Net increase in net assets resulting from operations	$(444,995)
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(56,421,456)
Proceeds from sale of investment securities	28,336,473
Proceeds from short sale	35,406,920
Closed short transactions	(8,833,012)
Purchase of short-term investment, net	(1,247,674)
Increase in deposits with brokers for short sales	(25,453,471)
Increase in dividends payables on securities sold short	20,264
Increase in interest payable on securities sold short	7,815
Increase in dividends and interest receivables	(11,636)
Increase in receivables for securities sold	(1,090,290)
Increase in other assets	(222,429)
Increase in payables for securities purchased	1,163,474
Increase in accrued expenses	30,968
Net realized loss on investments	711,016
Net change in unrealized appreciation/depreciation on securities	(697,021)
Net cash used for operating activities	(28,745,054)
Cash flows provided by / (used for) financing activities:
Proceeds from sale of shares	29,039,485
Redemption of shares, net of redemption fees	(282,060)
Net cash provided by financing activities	28,757,425

Net Increase in Cash	12,371

Cash:
Beginning balance	-
Ending balance	$12,371

*	Commencement of operations.

See accompanying Notes to Financial Statements.

361° Absolute Alpha Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.
	For the Period
	December 31, 2010*
	to October 31, 2011
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss	(0.24)	1
Net realized and unrealized gain on investments	0.01
Total from investment operations	(0.23)

Redemption fee proceeds	0.20

Net asset value, end of period	$9.97

Total return2	(0.30)%	3

Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,979

Ratio of expenses to average net assets:
Before fees waived	4.77%	4, 5
After fees waived	3.94%	4, 5
Ratio of net investment loss to average net assets:
Before fees waived	(3.73)%	4, 6
After fees waived	(2.90)%	4, 6
Portfolio turnover rate	150%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Does not include payment of maximum sales charge of 5.75%.  If the sales charges were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

3	Not annualized.
4	Annualized.
5
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of expenses to average net assets before fees waived would have been 3.33%; the ratio of expenses to average net assets after fees waived would have been 2.50%.

6
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been (2.29)%; the ratio of net investment income to average net assets after fees waived would have been (1.46)%.

See accompanying Notes to Financial Statements.

361° Absolute Alpha Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.
	For the Period
	December 31, 2010*
	to October 31, 2011
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss	(0.22)	1
Net realized and unrealized gain on investments	(0.02)
Total from investment operations	(0.24)

Redemption fee proceeds	-	2

Net asset value, end of period	$9.76

Total return	(2.40)%	3

Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$25,205

Ratio of expenses to average net assets:
Before fees waived	4.52%	4, 5
After fees waived	3.70%	4, 5
Ratio of net investment loss to average net assets:
Before fees waived	(3.49)%	4, 6
After fees waived	(2.66)%	4, 6
Portfolio turnover rate	150%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.
5
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of expenses to average net assets before fees waived would have been 3.08%; the ratio of expenses to average net assets after fees waived would have been 2.25%.

6
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been (2.04)%; the ratio of net investment income to average net assets after fees waived would have been (1.21)%.

See accompanying Notes to Financial Statements.

361 Absolute Alpha Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2011

Note 1 – Organization
361 Absolute Alpha Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek capital appreciation with low volatility and low correlation relative to the broad domestic and foreign equity markets. The Fund commenced investment operations on December 31, 2010, with two classes of shares, Class A and Class I.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded.  The daily settlement prices for financial futures are provided by an independent source.  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Open-end mutual fund investments (including money market funds) are valued at net asset value. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Transactions in option contracts written for the period December 31, 2010 (commencement of operations) through October 31, 2011 were as follows:

361 Absolute Alpha Fund
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2011

	Number of Contracts	Premiums Amount
Outstanding at December 31, 2010 (commencement of operations)	-	$-
Options written	731	336,225
Options closed	(594)	(321,730)
Options expired	(137)	(14,495)
Outstanding at October 31, 2011	-	$-

(c) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The Fund had the following future contract open at October 31, 2011:

Futures Contracts
Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at October 31, 2011	Unrealized Appreciation (Depreciation)
60	E-mini Nasdaq-100 Index	December 2011	$2,827,316	$2,827,200	$(116)
					$(116)

(d) Short Sales – The Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

361 Absolute Alpha Fund
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2011

(e) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $32,458, which are being amortized over a one-year period from December 31, 2010 (commencement of operations).

In conjunction with the use of securities sold short, written options or futures, the Fund may be required to maintain collateral in various forms.  At October 31, 2011, such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities.

(f) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze the open tax year of 2011, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the fiscal year ended October 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

361 Absolute Alpha Fund
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2011

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with 361 Capital, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.60% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses (excluding taxes, interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 2.50% and 2.25% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is effective until December 31, 2011, and may be terminated by the Trust’s Board of Trustees.  For the period December 31, 2010 (commencement of operations) through October 31, 2011, the Advisor waived $149,869 of its advisory fees.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred.  At October 31, 2011, the amount of these potentially recoverable expenses was $149,869.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  As of October 31, 2011, the Advisor may recapture a portion of the $149,869 no later than October 31, 2014.

The Advisor engages investment managers (“sub-advisors) to manage the Fund.  The Advisor compensates each sub-advisor out of the investment advisory fees the Advisor receives from the Fund.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

For the period December 31, 2010 (commencement of operations) through October 31, 2011, there were $2,429 of selling commissions retained by the Fund’s distributor.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period December 31, 2010 (commencement of operations) through October 31, 2011, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period December 31, 2010 (commencement of operations) through October 31, 2011, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At October 31, 2011, the gross unrealized appreciation (depreciation) of investments and options, based on cost for federal income tax purposes were as follows:

361 Absolute Alpha Fund
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2011

Cost of investments	$29,048,699

Gross unrealized appreciation	$3,012,582
Gross unrealized depreciation	(2,728,863)
Net unrealized appreciation	$283,719

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Accounting principals generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended October 31, 2011, permanent differences in book and tax accounting have been reclassified to paid in capital, undistributed net investment loss and accumulated net realized loss as follows:

Increase (Decrease)
Paid in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$ (467,390)	$ 482,883	$ (15,493)

As of October 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Accumulated earnings	-
Accumulated capital and other losses	(261,324)
Unrealized appreciation on investments and securities sold short	283,719
Total accumulated earnings	$22,395

At October 31, 2011, the Fund had accumulated capital loss carryforwards as follows:

Losses Not Subject to Expiration:
Short-term	$261,324

$261,324

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital

361 Absolute Alpha Fund
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2011

loss carryforwards may be more likely to expire unused.  Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 60 days of purchase.  For the period December 31, 2010 (commencement of operations) through October 31, 2011, the Fund received $558 in redemption fees.

Note 6 - Investment Transactions
For the period December 31, 2010 (commencement of operations) through October 31, 2011, purchases and sales of investments, excluding short-term investments, futures, options, securities sold short and swap contracts, were $55,271,118 and $27,158,910, respectively.

Note 7 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the period December 31, 2010 (commencement of operations) through October 31, 2011, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period December 31, 2010 (commencement of operations) through October 31, 2011, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

361 Absolute Alpha Fund
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2011

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets Table
Investments, at Value
Common Stocks1	$24,021,970	$-	$-	$24,021,970
Exchange Traded Portfolios	2,715,429	-	-	2,715,429
Other Pooled Investment Vehicles	-	229,871	-	229,871
Short-Term Investments	1,247,674	-	-	1,247,674
Total Assets	$27,985,073	$229,871	$-	$28,214,944

Liabilities Table
Securities Sold Short
Exchange Traded Portfolios	$25,470,190	$-	$-	$25,470,190
Total Liabilities	$25,470,190	$-	$-	$25,470,190

Other Financial Instruments*
Future Contract	$(116)	$-	$-	$(116)
Total Other Financial Instruments	$(116)	$-	$-	$(116)

361 Absolute Alpha Fund
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2011

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts and written options.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in futures and options during the period December 31, 2010 (commencement of operations) through October 31, 2011.

The effects of derivative instruments on the Statement of Operations for the period December 31, 2010 (commencement of operations) through October 31, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income:
Derivatives not designated as hedging instruments, carried at fair value	Futures Contracts	Purchased Options	Written Options	Total
Equity contracts	$51,439	$27,226	$(36,887)	$41,778
Total	$51,439	$27,226	$(36,887)	$41,778

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income:
Derivatives not designated as hedging instruments, carried at fair value	Futures Contracts	Purchased Options	Written Options	Total
Equity contracts	$116	$-	$-	$116
Total	$116	$-	$-	$116

Note 12 – Special Meeting of Shareholders (Unaudited)
On August 25, 2011, shareholders of the Fund approved the appointment of Elessar Investment Management, LLC, Morgan Dempsey Capital Management, LLC, NewSouth Capital Management, Inc. and SouthernSun Asset Management, LLC as new sub-advisors to the Fund.  The percentage of shares outstanding and entitled to vote that were present by proxy were 70.96%.  The numbers of shares voted for each of the four Proposals were as follows:

For	Against	Abstain	Total
1,637,586	--	--	1,637,586

Note 13 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.  There were no events

361 Absolute Alpha Fund
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2011

or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Note 14 – Improving Disclosures about Fair Value Measurements
In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements’ in GAAP and the International Financial Reporting Standards (“IFRSs’). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Investment Managers Series Trust

We have audited the accompanying statement of assets and liabilities of the 361 Absolute Alpha Fund Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of October 31, 2011, and the related statement of operations and cash flows, the statement of changes in net assets and the financial highlights for the period December 31, 2010 (commencement of operations) to October 31, 2011.  These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of 361 Absolute Alpha Fund as of October 31, 2011, and the results of its operations and cash flows, the changes in its net assets, and its financial highlights for the period December 31, 2010 to October 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 30, 2011

361 Absolute Alpha Fund
FUND EXPENSES
For the Six Months Ended October 31, 2011 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments (Class A only); and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 5/1/11 to 10/31/11.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		5/1/11	10/31/11	5/1/11 – 10/31/11
Class A	Actual Performance	$1,000.00	$985.20	$20.00
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,004.85	$20.19
Class I	Actual Performance	$1,000.00	$986.90	$20.88
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,003.99	$21.05

* Expenses are equal to the Fund’s annualized expense ratio of 2.50% and 2.25% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the four month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

361 Absolute Alpha Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Trustees and Officer Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (888) 736-1227 (888-7361CAP) or on the Fund’s website at www.361funds.com.  The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller a (born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data, a Broadridge Company, a provider of technology and services to asset management firms (1997-present).	41	None
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present).	41	None
William H. Young a (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Consultant-Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003-2006); Ex-officio Board Member of the National Investment Company Service Association and past President and Chairman (1995-1997); Senior Vice President, Oppenheimer Management Company (1983-1996).	41	None
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the distributor of certain series of the Trust (not including the Fund), Grand Distribution Services, LLC, and custodian (2006-present); Consultant to Jefferson Wells International (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006).	41	None
Eric M. Banhazl b † (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present); Senior Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 – 2006); Partner, The Wadsworth Group, a mutual fund administration and consulting services provider (1990-2001).	41	Advisors Series Trust (1997 to 2007).
Officers of the Trust
Rita Dam b (born 1966) Treasurer and Assistant Secretary	Since December 2007
Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006); Vice President, The Wadsworth Group, a mutual fund administration and consulting services provider (1994-2001).
			N/A	N/A

361 Absolute Alpha Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Joy Ausili b (born 1966) Secretary and Assistant Treasurer	Since December 2007
Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006); Vice President, The Wadsworth Group, a mutual fund administration and consulting services provider (1997-2001).
			N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998).
			N/A	N/A
Robert Tuszynski a (born 1959) Vice President	Since March 2010	Senior Vice President, Director of Distribution Services, UMB Fund Services, Inc. (2008 – present); Vice President and CCO, CUNA Mutual Fund Group (2004 – 2008).	N/A	N/A
Todd Cipperman b (born 1966) Chief Compliance Officer	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present).	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne, PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an “interested person” of the Trust by virtue of his position with the Fund’s distributor, Grand Distribution Services, LLC and its affiliates, UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

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Investment Advisor
361 Capital, LLC
4600 South Syracuse Street, Suite 500
Denver, Colorado 80237

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

FUND INFORMATION

	TICKER	CUSIP
361 Absolute Alpha Fund – Class A Shares	AAFAX	461418 527
361 Absolute Alpha Fund – Class I Shares	AAFIX	461418 519

Privacy Principles of the 361 Absolute Alpha Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the 361 Absolute Alpha Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 736-1227 (888-7361CAP), on the Fund’s website at www.361funds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 736-1227 (888-7361CAP), on the Fund’s website at www.361funds.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (888) 736-1227 (888-7361CAP).  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

361 Absolute Alpha Fund
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: (888) 736-1227 (888-7361CAP)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-998-9890.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2011	FYE 10/31/2010
Audit Fees	$12,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2011	FYE 10/31/2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 10/31/2011	FYE 10/31/2010
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	January 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	January 3, 2012

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	January 3, 2012